Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
WesMark Small Company Fund | Russell 2000 Total Return Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%		9.62%
WesMark Small Company Fund | Lipper Small Cap Core Funds Average (LSCCFA)
Prospectus [Line Items]
Average Annual Return, Percent	7.01%	7.60%		9.14%
WesMark Small Company Fund | WesMark Small Company Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	16.43%	10.73%		11.53%
WesMark Small Company Fund | WesMark Small Company Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.04%	7.65%		9.09%
WesMark Small Company Fund | WesMark Small Company Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.19%	7.96%		8.86%
WesMark Large Company Fund | S&P 500 Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
WesMark Large Company Fund | Lipper Large-Cap Core Funds Average (LLCCFA)
Prospectus [Line Items]
Average Annual Return, Percent	15.43%	12.78%		13.49%
WesMark Large Company Fund | WesMark Large Company Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	16.91%	11.40%		12.37%
WesMark Large Company Fund | WesMark Large Company Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.93%	8.32%		9.83%
WesMark Large Company Fund | WesMark Large Company Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.40%	8.52%		9.55%
WesMark Balanced Fund | S&P 500 Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
WesMark Balanced Fund | Bloomberg Intermediate U. S. Government/Credit Index (BIGCI) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)
Prospectus [Line Items]
Average Annual Return, Percent	6.97%	0.96%		2.29%
WesMark Balanced Fund | Balanced Composite Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)
Prospectus [Line Items]
Average Annual Return, Percent	13.56%	9.08%		9.92%
WesMark Balanced Fund | Lipper Balanced Funds Average (LBFA)
Prospectus [Line Items]
Average Annual Return, Percent	13.51%	6.20%		7.23%
WesMark Balanced Fund | WesMark Balanced Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	10.84%	6.46%		7.19%
WesMark Balanced Fund | WesMark Balanced Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.72%	4.60%		5.50%
WesMark Balanced Fund | WesMark Balanced Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	4.61%		5.25%
WesMark Government Bond Fund | Bloomberg U.S. Aggregate Bond Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
WesMark Government Bond Fund | Bloomberg Intermediate U.S. Government/Credit Aggregate Bond Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)
Prospectus [Line Items]
Average Annual Return, Percent	6.97%	0.96%		2.29%
WesMark Government Bond Fund | Lipper Intermediate U.S. Government Funds Average (LIGFA)
Prospectus [Line Items]
Average Annual Return, Percent	6.79%	(0.66%)		1.11%
WesMark Government Bond Fund | Lipper General U.S. Government Funds Average (LGUSFA)
Prospectus [Line Items]
Average Annual Return, Percent	7.26%	(1.04%)		1.05%
WesMark Government Bond Fund | WesMark Government Bond Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	6.91%	(1.95%)		0.13%
WesMark Government Bond Fund | WesMark Government Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.40%	(3.02%)		(0.82%)
WesMark Government Bond Fund | WesMark Government Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.07%	(1.92%)		(0.29%)
WesMark West Virginia Municipal Bond Fund | Bloomberg Municipal Bond Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%		2.34%
WesMark West Virginia Municipal Bond Fund | Bloomberg Municipal Bond 5 Year Total Return Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)
Prospectus [Line Items]
Average Annual Return, Percent	4.89%	0.91%		1.83%
WesMark West Virginia Municipal Bond Fund | Lipper Intermediate Municipal Debt Funds Average (LIMDFA)
Prospectus [Line Items]
Average Annual Return, Percent	4.49%	1.04%		2.03%
WesMark West Virginia Municipal Bond Fund | WesMark West Virginia Municipal Bond Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	5.49%	0.36%		1.44%
WesMark West Virginia Municipal Bond Fund | WesMark West Virginia Municipal Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.51%	(0.45%)		0.61%
WesMark West Virginia Municipal Bond Fund | WesMark West Virginia Municipal Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.23%	(0.07%)		0.74%
WesMark Tactical Opportunity Fund | S&P 500 Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.51%
WesMark Tactical Opportunity Fund | Balanced Composite Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)
Prospectus [Line Items]
Average Annual Return, Percent	16.56%	7.16%	8.20%
WesMark Tactical Opportunity Fund | HFRI Fund of Funds Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)
Prospectus [Line Items]
Average Annual Return, Percent	10.62%	5.19%	5.24%
WesMark Tactical Opportunity Fund | Lipper Flexible Portfolio Funds
Prospectus [Line Items]
Average Annual Return, Percent	14.04%	6.47%	6.40%
WesMark Tactical Opportunity Fund | WesMark Tactical Opportunity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	15.42%	5.75%	6.32%
Performance Inception Date	Feb. 28, 2017
WesMark Tactical Opportunity Fund | WesMark Tactical Opportunity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.94%	4.30%	5.12%
WesMark Tactical Opportunity Fund | WesMark Tactical Opportunity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.88%	3.97%	4.56%